Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Trade And Other Current Receivables [Abstract]
Trade receivables	$ 7,662,352	$ 8,836,645
Sales taxes receivable	929,841	747,061
Accrued and other receivables	687,190	1,190,640
Tax credits receivable		14,336
Grants and subsidies receivables	1,608,365	4,889
Trade and other receivables	$ 10,887,748	$ 10,793,571